Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
The following table sets forth certain unaudited quarterly consolidated financial data for the eight quarters in the period ended December 31, 2012. In the opinion of the Company's management, this unaudited information has been prepared on the same basis as the audited consolidated financial statements and includes all material adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the quarterly unaudited financial information. The operating results for any quarter are not necessarily indicative of results for any future period.

	Three Months Ended (1)
	Mar. 31, 2011	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
	(unaudited) (in thousands, except per share data)
Revenues	$239,467	$359,957	$354,177	$346,942	$341,091	$334,479	$330,839	$328,726
Cost of revenues	101,216	161,917	159,185	158,946	157,048	165,554	155,343	154,671
Income from operations	40,948	30,297	32,919	25,480	27,377	14,726	15,862	14,058
Net income (loss)	16,363	6,548	7,505	4,151	7,263	(1,106)	1,372	(9)
Net income (loss) per share (2):
Basic	$0.15	$0.06	$0.07	$0.04	$0.07	$(0.01)	$0.01	$0.01
Diluted	$0.15	$0.06	$0.07	$0.04	$0.07	$(0.01)	$0.01	$0.01
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(1)
On April 1, 2011, the Company acquired One Communications. The results of operations of One Communications have been included in the Company's consolidated financial statements since the acquisition date.

(2)	The quarterly net income per share amounts will not necessarily add to the net income per share computed for the year because of the method used in calculating per share data.